Earn-Out Liability (ADG Acquisition) - Additional Information (Detail) - ADG [Member] - Earn-out liability [Member]		6 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2020 USD ($)	May 31, 2019 USD ($)
Business Acquisition, Contingent Consideration [Line Items]
Percentage of contingent consideration liability settled		50.00%
Business combination contingent consideration liability	$ 14,834,067	$ 4,688,553	$ 4,688,553	$ 14,834,067	$ 9,400,000
Percentage of increase decrease in discount rate	1.00%
Percentage of increase decrease in contingent consideration	$ 200,000
Change in amount of contingent consideration liability			$ 5,500,000	$ (100,000)
Level 3 [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business combination contingent consideration liability						$ 14,700,000
Level 3 [Member] | Measurement Input, Discount Rate [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration liability measurement input (%)						7